Stockholders' Equity - Options Outstanding and Exercisable (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Options Outstanding
Number of shares (in shares)	369,907	3,092,909
Options Exercisable
Number of shares (in shares)	159,001	1,084,500
Exercise Price $0.05
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 0.40	$ 0.05
Exercise Price	$ 0.40	$ 0.05
Options Outstanding
Number of shares (in shares)	111,438	891,500
Weighted Average Remaining Life (Years)	5 years 3 days	5 years 4 months 17 days
Weighted average exercise price (in dollars per share)	$ 0.40	$ 0.05
Options Exercisable
Number of shares (in shares)	111,438	891,500
Weighted average exercise price (in dollars per share)	$ 0.40	$ 0.05
Exercise Price $0.10
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	0.80	0.10
Exercise Price	$ 0.80	$ 0.10
Options Outstanding
Number of shares (in shares)	10,625	85,000
Weighted Average Remaining Life (Years)	4 years 9 months 10 days	5 years 3 months 10 days
Weighted average exercise price (in dollars per share)	$ 0.80	$ 0.10
Options Exercisable
Number of shares (in shares)	10,625	85,000
Weighted average exercise price (in dollars per share)	$ 0.80	$ 0.10
Exercise Price $0.13
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	6.16	0.13
Exercise Price	$ 6.16	$ 0.13
Options Outstanding
Number of shares (in shares)	234,340	0
Weighted Average Remaining Life (Years)	8 years 10 months 2 days	4 years 6 months 29 days
Weighted average exercise price (in dollars per share)	$ 6.16	$ 0.13
Options Exercisable
Number of shares (in shares)	23,434	0
Weighted average exercise price (in dollars per share)	$ 6.16	$ 0.13
Exercise Price $0.26
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	7.20	0.77
Exercise Price	$ 7.20	$ 0.77
Options Outstanding
Number of shares (in shares)	13,504	2,008,409
Weighted Average Remaining Life (Years)	3 years 9 months 7 days	9 years 3 months 29 days
Weighted average exercise price (in dollars per share)	$ 7.20	$ 0.77
Options Exercisable
Number of shares (in shares)	13,504	0
Weighted average exercise price (in dollars per share)	$ 7.20	$ 0.77
Exercise Price $0.90
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price		0.90
Exercise Price		$ 0.90
Options Outstanding
Number of shares (in shares)		108,000
Weighted Average Remaining Life (Years)		4 years 3 months 7 days
Weighted average exercise price (in dollars per share)		$ 0.90
Options Exercisable
Number of shares (in shares)		108,000
Weighted average exercise price (in dollars per share)		$ 0.90